FINANCIAL INFORMATION BY SEGMENT - REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,921,311	$ 1,757,498	$ 1,949,883
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	223,444	223,931	231,705
EMEA [Member] | SPAIN [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	223,445	223,956	233,041
EMEA [Member] | CZECH REPUBLIC [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	17,375	14,217	13,174
Americas [Member] | ARGENTINA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	142,473	119,589	162,143
Americas [Member] | CHILE [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	97,196	80,106	79,626
Americas [Member] | COLOMBIA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	75,373	61,042	59,546
Americas [Member] | EL SALVADOR [member]
Disclosure Of Operating Segments [Line Items]
Revenue	12,527	16,741	19,238
Americas [Member] | UNITED STATES [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	48,341	36,968	28,865
Americas [Member] | GUATEMALA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	16,732	15,771	17,091
Americas [Member] | MEXICO [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	178,537	199,634	242,426
Americas [Member] | PERU [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	151,681	151,755	145,413
Americas [Member] | PUERTO RICO [member]
Disclosure Of Operating Segments [Line Items]
Revenue	10,156	14,629	13,982
Americas [Member] | URUGUAY [member]
Disclosure Of Operating Segments [Line Items]
Revenue	3,184	3,475	3,652
Americas [Member] | PANAMA [member]
Disclosure Of Operating Segments [Line Items]
Revenue	4,466	4,990	4,617
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	944,806	816,373	930,194
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(4,980)	(1,723)	(1,789)
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ (1)	$ (25)	$ (1,336)